Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Benefit Pension Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest costs on benefit obligation	₱ 457	₱ 539	₱ 471
Service costs	1,063	1,158	1,066
Unfunded status – net	(7,144)	(8,969)	(11,182)
Accrued benefit costs	7,159	8,984	11,197
Prepaid benefit costs (Note 18)	15	15	15
Curtailment/settlement losses and other adjustments	21	(341)
Net periodic benefit costs (Note 5)	1,541	1,356	1,537
Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of defined benefit obligations at beginning of the year	21,503	23,142	21,602
Interest costs on benefit obligation	1,227	1,180	1,071
Service costs	1,063	1,158	1,066
Actual benefits paid/settlements	(887)	(2,723)	(241)
Actuarial losses – experience	419	423	369
Actuarial gains – economic assumptions	(2,611)	(1,277)	(694)
Curtailments and others (Note 5)	(31)	(400)	(31)
Present value of defined benefit obligations at end of the year	20,683	21,503	23,142
Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actual benefits paid/settlements	(887)	(2,723)	(241)
Fair value of plan assets at beginning of the year	12,534	11,960	11,439
Actual contributions	5,110	5,122	5,708
Interest income on plan assets	770	641	600
Return on plan assets (excluding amount included in net interest)	(3,988)	(2,466)	(5,546)
Fair value of plan assets at end of the year	₱ 13,539	₱ 12,534	₱ 11,960